Performance Management - Prospectus Summary	Oct. 31, 2025
Lord Abbett Alpha Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has no Class P shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +29.50% Worst Quarter 1st Q 2020 -28.64%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Alpha Strategy Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index | Average Annual Return, Label [Optional Text]		Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent			12.81%	6.09%	8.50%	9.62%
Russell 2000® Index | Performance Inception Date					Apr. 04, 2017
85% Russell 2000® Index / 15% S&P Developed Ex-U.S. SmallCap® Index | Average Annual Return, Label [Optional Text]		85% Russell 2000® Index / 15% S&P Developed Ex-U.S. SmallCap® Index
85% Russell 2000® Index / 15% S&P Developed Ex-U.S. SmallCap® Index | Average Annual Return, Percent			9.98%	6.74%	7.53%	7.52%
85% Russell 2000® Index / 15% S&P Developed Ex-U.S. SmallCap® Index | Performance Inception Date					Apr. 04, 2017
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.86%	14.82%
S&P 500® Index | Performance Inception Date					Apr. 04, 2017
Lipper Small-Cap Core Category Average | Average Annual Return, Label [Optional Text]		Lipper Small-Cap Core Category Average
Lipper Small-Cap Core Category Average | Average Annual Return, Percent			4.58%	7.26%	7.62%	8.72%
Lipper Small-Cap Core Category Average | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			2.57%	3.07%		8.12%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			1.40%	2.20%		6.20%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.46%	2.29%		6.07%
Class C Shares | Average Annual Return, Percent	[1]		6.95%	3.52%		7.95%
Class F Shares | Average Annual Return, Percent			8.99%	4.46%		8.93%
Class F3 Shares | Average Annual Return, Percent			9.13%	4.65%	8.87%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			9.04%	4.56%		9.04%
Class R2 Shares | Average Annual Return, Percent			8.42%	3.94%		8.39%
Class R3 Shares | Average Annual Return, Percent			8.53%	4.05%		8.50%
Class R4 Shares | Average Annual Return, Percent			8.79%	4.30%		8.77%
Class R5 Shares | Average Annual Return, Percent			9.08%	4.56%		9.04%
Class R6 Shares | Average Annual Return, Percent			9.12%	4.65%		9.12%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Alpha Strategy Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Focused Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +41.99% Worst Quarter 2nd Q 2022 -24.49%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund as adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Focused Growth Fund			12 Months Ended	60 Months Ended	83 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent			18.70%	15.35%	20.05%
Russell 1000® Growth Index | Performance Inception Date					Jan. 31, 2019
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	16.22%
S&P 500® Index | Performance Inception Date					Jan. 31, 2019
Class A Shares | Average Annual Return, Percent			8.18%	8.44%	18.46%
Class A Shares | Performance Inception Date					Jan. 31, 2019
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			8.18%	7.34%	17.16%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.84%	6.13%	14.70%
Class C Shares | Average Annual Return, Percent	[1]		12.91%	8.90%	18.60%
Class C Shares | Performance Inception Date	[1]				Jan. 31, 2019
Class F Shares | Average Annual Return, Percent			15.07%	10.00%	19.79%
Class F Shares | Performance Inception Date					Jan. 31, 2019
Class F3 Shares | Average Annual Return, Percent			15.17%	10.12%	19.90%
Class F3 Shares | Performance Inception Date					Jan. 31, 2019
Class I Shares | Average Annual Return, Percent			15.06%	10.01%	19.79%
Class I Shares | Performance Inception Date					Jan. 31, 2019
Class R3 Shares | Average Annual Return, Percent			14.47%	9.46%	19.19%
Class R3 Shares | Performance Inception Date					Jan. 31, 2019
Class R4 Shares | Average Annual Return, Percent			14.76%	9.73%	19.49%
Class R4 Shares | Performance Inception Date					Jan. 31, 2019
Class R5 Shares | Average Annual Return, Percent			15.07%	10.00%	19.79%
Class R5 Shares | Performance Inception Date					Jan. 31, 2019
Class R6 Shares | Average Annual Return, Percent			15.17%	10.11%	19.90%
Class R6 Shares | Performance Inception Date					Jan. 31, 2019
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Focused Growth Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	41.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Lord Abbett Focused Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +28.97% Worst Quarter 1st Q 2020 -36.16%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Focused Large Cap Value Fund			12 Months Ended	60 Months Ended	77 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]		Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent			15.91%	11.33%	10.50%
Russell 1000® Value Index | Performance Inception Date					Jul. 31, 2019
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	15.63%
S&P 500® Index | Performance Inception Date					Jul. 31, 2019
Class A Shares | Average Annual Return, Percent			11.91%	12.09%	10.92%
Class A Shares | Performance Inception Date					Jul. 31, 2019
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			11.79%	10.06%	8.94%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.14%	8.69%	7.80%
Class C Shares | Average Annual Return, Percent	[1]		16.82%	12.58%	11.12%
Class C Shares | Performance Inception Date	[1]				Jul. 31, 2019
Class F Shares | Average Annual Return, Percent			19.02%	13.70%	12.21%
Class F Shares | Performance Inception Date					Jul. 31, 2019
Class F3 Shares | Average Annual Return, Percent			19.02%	13.71%	12.24%
Class F3 Shares | Performance Inception Date					Jul. 31, 2019
Class I Shares | Average Annual Return, Percent			19.02%	13.69%	12.23%
Class I Shares | Performance Inception Date					Jul. 31, 2019
Class R3 Shares | Average Annual Return, Percent			18.45%	13.16%	11.67%
Class R3 Shares | Performance Inception Date					Jul. 31, 2019
Class R4 Shares | Average Annual Return, Percent			18.68%	13.42%	11.94%
Class R4 Shares | Performance Inception Date					Jul. 31, 2019
Class R5 Shares | Average Annual Return, Percent			18.96%	13.70%	12.22%
Class R5 Shares | Performance Inception Date					Jul. 31, 2019
Class R6 Shares | Average Annual Return, Percent			18.99%	13.71%	12.25%
Class R6 Shares | Performance Inception Date					Jul. 31, 2019
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Focused Large Cap Value Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(36.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Focused Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2, R3, and R4 shares because the Fund has no Class R2, R3, and R4 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2020 +38.56% Worst Quarter 1st Q 2020 -42.30%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Focused Small Cap Value Fund			12 Months Ended	60 Months Ended	78 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]		Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent			12.59%	8.88%	8.75%	9.27%
Russell 2000® Value Index | Performance Inception Date					Jun. 28, 2019
Russell 2000® Index | Average Annual Return, Label [Optional Text]		Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent			12.81%	6.09%	8.78%	9.62%
Russell 2000® Index | Performance Inception Date					Jun. 28, 2019
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	15.65%	14.82%
S&P 500® Index | Performance Inception Date					Jun. 28, 2019
Class A Shares | Average Annual Return, Percent			(5.80%)	4.90%		7.77%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			(6.86%)	3.46%		5.31%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			(2.70%)	3.59%		5.64%
Class C Shares | Average Annual Return, Percent	[1]		(1.69%)	5.37%	6.15%
Class C Shares | Performance Inception Date	[1]				Jun. 28, 2019
Class F Shares | Average Annual Return, Percent			0.25%	6.42%	7.24%
Class F Shares | Performance Inception Date					Jun. 28, 2019
Class F3 Shares | Average Annual Return, Percent			0.30%	6.48%	7.30%
Class F3 Shares | Performance Inception Date					Jun. 28, 2019
Class I Shares | Average Annual Return, Percent			0.23%	6.42%		8.58%
Class R5 Shares | Average Annual Return, Percent			0.26%	6.42%	7.24%
Class R5 Shares | Performance Inception Date					Jun. 28, 2019
Class R6 Shares | Average Annual Return, Percent			0.29%	6.47%	7.30%
Class R6 Shares | Performance Inception Date					Jun. 28, 2019
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Focused Small Cap Value Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	38.56%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(42.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Fundamental Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +16.57% Worst Quarter 1st Q 2020 -26.90%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Fundamental Equity Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended	126 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]		Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent			15.91%	11.33%	9.70%	10.53%
Russell 1000® Value Index | Performance Inception Date					Apr. 04, 2017
Russell 3000® Value Index | Average Annual Return, Label [Optional Text]		Russell 3000® Value Index
Russell 3000® Value Index | Average Annual Return, Percent			15.71%	11.18%	9.55%	10.46%
Russell 3000® Value Index | Performance Inception Date					Apr. 04, 2017
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%		14.29%	13.40%
Russell 3000® Index | Performance Inception Date							Jun. 30, 2015
Russell 3000® Index | Average Annual Return, Percent					14.21%
Russell 3000® Index | Performance Inception Date					Apr. 04, 2017
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.86%	14.82%
S&P 500® Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			10.41%	11.95%		10.25%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			8.46%	10.30%		8.43%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.52%	9.26%		7.86%
Class C Shares | Average Annual Return, Percent	[1]		15.29%	12.43%		10.08%
Class F Shares | Average Annual Return, Percent			17.36%	13.45%		11.07%
Class F3 Shares | Average Annual Return, Percent			17.57%	13.66%	10.87%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			17.43%	13.56%		11.18%
Class P Shares | Average Annual Return, Percent			16.92%	13.05%		10.69%
Class R2 Shares | Average Annual Return, Percent			16.78%	12.89%		10.52%
Class R3 Shares | Average Annual Return, Percent			16.92%	13.00%		10.63%
Class R4 Shares | Average Annual Return, Percent			17.21%	13.29%		10.91%
Class R5 Shares | Average Annual Return, Percent			17.48%	13.56%		11.19%
Class R6 Shares | Average Annual Return, Percent			17.56%	13.65%		11.28%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Fundamental Equity Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +21.84% Worst Quarter 1st Q 2020 -21.78%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Global Equity Fund			12 Months Ended	60 Months Ended	105 Months Ended	107 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI All Country World Index with Net Dividends
MSCI All Country World Index with Net Dividends | Average Annual Return, Percent			22.34%	11.19%		11.96%
MSCI All Country World Index with Net Dividends | Performance Inception Date						Jan. 18, 2017
MSCI All Country World Index with Net Dividends | Average Annual Return, Percent					11.70%
MSCI All Country World Index with Net Dividends | Performance Inception Date					Apr. 04, 2017
MSCI All Country World Index with Gross Dividends | Average Annual Return, Label [Optional Text]		MSCI All Country World Index with Gross Dividends
MSCI All Country World Index with Gross Dividends | Average Annual Return, Percent			22.87%	11.70%		12.50%
MSCI All Country World Index with Gross Dividends | Performance Inception Date						Jan. 18, 2017
MSCI All Country World Index with Gross Dividends | Average Annual Return, Percent					12.24%
MSCI All Country World Index with Gross Dividends | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			14.38%	9.62%		11.57%
Class A Shares | Performance Inception Date						Jan. 18, 2017
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			14.22%	8.45%		10.30%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.63%	7.13%		8.93%
Class C Shares | Average Annual Return, Percent	[1]		19.53%	10.08%		11.47%
Class C Shares | Performance Inception Date	[1]					Jan. 18, 2017
Class F Shares | Average Annual Return, Percent			21.50%	11.06%		12.46%
Class F Shares | Performance Inception Date						Jan. 18, 2017
Class F3 Shares | Average Annual Return, Percent			21.89%	11.29%	12.63%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			21.72%	11.18%		12.58%
Class I Shares | Performance Inception Date						Jan. 18, 2017
Class R3 Shares | Average Annual Return, Percent			21.12%	10.61%		12.01%
Class R3 Shares | Performance Inception Date						Jan. 18, 2017
Class R4 Shares | Average Annual Return, Percent			21.36%	10.91%		12.30%
Class R4 Shares | Performance Inception Date						Jan. 18, 2017
Class R5 Shares | Average Annual Return, Percent			21.69%	11.19%		12.59%
Class R5 Shares | Performance Inception Date						Jan. 18, 2017
Class R6 Shares | Average Annual Return, Percent			21.89%	11.31%		12.67%
Class R6 Shares | Performance Inception Date						Jan. 18, 2017
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Global Equity Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Growth Leaders Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +40.12% Worst Quarter 2nd Q 2022 -23.45%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Growth Leaders Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent			18.70%	15.35%	18.93%	18.14%
Russell 1000® Growth Index | Performance Inception Date					Apr. 04, 2017
Russell 3000® Growth Index | Average Annual Return, Label [Optional Text]		Russell 3000® Growth Index
Russell 3000® Growth Index | Average Annual Return, Percent			18.45%	14.65%	18.33%	17.62%
Russell 3000® Growth Index | Performance Inception Date					Apr. 04, 2017
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.86%	14.82%
S&P 500® Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			9.51%	6.94%		15.87%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			8.98%	5.61%		13.71%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.02%	5.04%		12.35%
Class C Shares | Average Annual Return, Percent	[1]		14.34%	7.41%		15.69%
Class F Shares | Average Annual Return, Percent			16.49%	8.49%		16.83%
Class F3 Shares | Average Annual Return, Percent			16.59%	8.56%	18.40%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			16.48%	8.48%		16.85%
Class R2 Shares | Average Annual Return, Percent			15.79%	7.84%		16.15%
Class R3 Shares | Average Annual Return, Percent			15.91%	7.95%		16.26%
Class R4 Shares | Average Annual Return, Percent			16.21%	8.22%		16.56%
Class R5 Shares | Average Annual Return, Percent			16.49%	8.49%		16.86%
Class R6 Shares | Average Annual Return, Percent			16.57%	8.56%		16.93%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Growth Leaders Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	40.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.45%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Lord Abbett Health Care Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +21.46% Worst Quarter 1st Q 2020 -11.37%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Health Care Fund			12 Months Ended	60 Months Ended	77 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Health Care Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI ACWI Health Care Index with Net Dividends
MSCI ACWI Health Care Index with Net Dividends | Average Annual Return, Percent			14.68%	5.77%	8.86%
MSCI ACWI Health Care Index with Net Dividends | Performance Inception Date					Jul. 31, 2019
MSCI ACWI Health Care Index with Gross Dividends | Average Annual Return, Label [Optional Text]		MSCI ACWI Health Care Index with Gross Dividends
MSCI ACWI Health Care Index with Gross Dividends | Average Annual Return, Percent			15.25%	6.27%	9.37%
MSCI ACWI Health Care Index with Gross Dividends | Performance Inception Date					Jul. 31, 2019
MSCI All Country World Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI All Country World Index with Net Dividends
MSCI All Country World Index with Net Dividends | Average Annual Return, Percent			22.34%	11.19%	12.63%
MSCI All Country World Index with Net Dividends | Performance Inception Date					Jul. 31, 2019
Class A Shares | Average Annual Return, Percent			10.89%	3.12%	8.87%
Class A Shares | Performance Inception Date					Jul. 31, 2019
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			10.85%	2.69%	7.74%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.47%	2.32%	6.60%
Class C Shares | Average Annual Return, Percent	[1]		15.74%	3.57%	9.05%
Class C Shares | Performance Inception Date	[1]				Jul. 31, 2019
Class F Shares | Average Annual Return, Percent			17.97%	4.61%	10.15%
Class F Shares | Performance Inception Date					Jul. 31, 2019
Class F3 Shares | Average Annual Return, Percent			18.09%	4.75%	10.28%
Class F3 Shares | Performance Inception Date					Jul. 31, 2019
Class I Shares | Average Annual Return, Percent			17.94%	4.61%	10.15%
Class I Shares | Performance Inception Date					Jul. 31, 2019
Class R3 Shares | Average Annual Return, Percent			17.37%	4.09%	9.61%
Class R3 Shares | Performance Inception Date					Jul. 31, 2019
Class R4 Shares | Average Annual Return, Percent			17.68%	4.34%	9.88%
Class R4 Shares | Performance Inception Date					Jul. 31, 2019
Class R5 Shares | Average Annual Return, Percent			18.01%	4.61%	10.16%
Class R5 Shares | Performance Inception Date					Jul. 31, 2019
Class R6 Shares | Average Annual Return, Percent			18.08%	4.75%	10.29%
Class R6 Shares | Performance Inception Date					Jul. 31, 2019
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Health Care Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +18.15% Worst Quarter 1st Q 2020 -21.86%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett International Equity Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA® Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA® Index with Net Dividends
MSCI ACWI ex USA® Index with Net Dividends | Average Annual Return, Percent			32.38%	7.91%	8.20%	8.41%
MSCI ACWI ex USA® Index with Net Dividends | Performance Inception Date					Apr. 04, 2017
MSCI ACWI ex USA® Index with Gross Dividends | Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA® Index with Gross Dividends
MSCI ACWI ex USA® Index with Gross Dividends | Average Annual Return, Percent			33.11%	8.46%	8.73%	8.95%
MSCI ACWI ex USA® Index with Gross Dividends | Performance Inception Date					Apr. 04, 2017
MSCI EAFE Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI EAFE Index with Net Dividends
MSCI EAFE Index with Net Dividends | Average Annual Return, Percent			31.22%	8.92%	8.46%	8.18%
MSCI EAFE Index with Net Dividends | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			23.83%	6.62%		6.98%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			22.51%	5.48%		6.28%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			15.25%	5.06%		5.61%
Class C Shares | Average Annual Return, Percent	[1]		29.41%	7.07%		6.80%
Class F Shares | Average Annual Return, Percent			31.61%	8.07%		7.82%
Class F3 Shares | Average Annual Return, Percent			31.80%	8.24%	8.73%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			31.72%	8.17%		7.94%
Class P Shares | Average Annual Return, Percent			31.18%	7.68%		7.41%
Class R2 Shares | Average Annual Return, Percent			30.92%	7.50%		7.24%
Class R3 Shares | Average Annual Return, Percent			31.04%	7.60%		7.34%
Class R4 Shares | Average Annual Return, Percent			31.43%	7.88%		7.61%
Class R5 Shares | Average Annual Return, Percent			31.69%	8.14%		7.88%
Class R6 Shares | Average Annual Return, Percent			31.76%	8.23%		7.98%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett International Equity Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett International Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +21.27% Worst Quarter 1st Q 2020 -27.75%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett International Opportunities Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Developed Ex-U.S. SmallCap® Index | Average Annual Return, Label [Optional Text]		S&P Developed Ex-U.S. SmallCap® Index
S&P Developed Ex-U.S. SmallCap® Index | Average Annual Return, Percent			34.94%	5.88%	7.63%	7.83%
S&P Developed Ex-U.S. SmallCap® Index | Performance Inception Date					Apr. 04, 2017
MSCI EAFE Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI EAFE Index with Net Dividends
MSCI EAFE Index with Net Dividends | Average Annual Return, Percent			31.22%	8.92%	8.46%	8.18%
MSCI EAFE Index with Net Dividends | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			16.83%	3.23%		5.14%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			16.66%	2.91%		4.59%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.54%	2.56%		4.05%
Class C Shares | Average Annual Return, Percent	[1]		22.06%	3.68%		4.98%
Class F Shares | Average Annual Return, Percent			24.20%	4.62%		5.92%
Class F3 Shares | Average Annual Return, Percent			24.35%	4.80%	6.21%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			24.29%	4.72%		6.03%
Class P Shares | Average Annual Return, Percent			23.74%	4.26%		5.56%
Class R2 Shares | Average Annual Return, Percent			23.49%	4.09%		5.39%
Class R3 Shares | Average Annual Return, Percent			23.63%	4.20%		5.51%
Class R4 Shares | Average Annual Return, Percent			23.99%	4.46%		5.77%
Class R5 Shares | Average Annual Return, Percent			24.30%	4.72%		6.03%
Class R6 Shares | Average Annual Return, Percent			24.35%	4.80%		6.12%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett International Opportunities Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett International Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2020 +19.84% Worst Quarter 1st Q 2020 -28.04%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett International Value Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Value Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI EAFE Value Index with Net Dividends
MSCI EAFE Value Index with Net Dividends | Average Annual Return, Percent			42.25%	13.36%	8.74%	8.69%
MSCI EAFE Value Index with Net Dividends | Performance Inception Date					Apr. 04, 2017
MSCI EAFE Value Index with Gross Dividends | Average Annual Return, Label [Optional Text]		MSCI EAFE Value Index with Gross Dividends
MSCI EAFE Value Index with Gross Dividends | Average Annual Return, Percent			43.26%	14.14%	9.44%	9.38%
MSCI EAFE Value Index with Gross Dividends | Performance Inception Date					Apr. 04, 2017
MSCI EAFE Index with Net Dividends | Average Annual Return, Label [Optional Text]		MSCI EAFE Index with Net Dividends
MSCI EAFE Index with Net Dividends | Average Annual Return, Percent			31.22%	8.92%	8.46%	8.18%
MSCI EAFE Index with Net Dividends | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			29.90%	9.55%		7.25%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			29.23%	8.77%		6.62%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			18.39%	7.41%		5.80%
Class C Shares | Average Annual Return, Percent	[1]		35.79%	10.03%		7.08%
Class F Shares | Average Annual Return, Percent			38.07%	11.04%		8.09%
Class F3 Shares | Average Annual Return, Percent			38.24%	11.22%	8.43%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			38.16%	11.14%		8.19%
Class R2 Shares | Average Annual Return, Percent			37.33%	10.44%		7.47%
Class R3 Shares | Average Annual Return, Percent			37.51%	10.57%		7.62%
Class R4 Shares | Average Annual Return, Percent			37.79%	10.85%		7.86%
Class R5 Shares | Average Annual Return, Percent			38.23%	11.14%		8.17%
Class R6 Shares | Average Annual Return, Percent			38.24%	11.22%		8.22%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett International Value Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.84%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Micro-Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance is not shown for Class F3, R2, R3, R4, R5 or R6 because the Fund has no Class F3, R2, R3, R4, R5 or R6 outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +47.61% Worst Quarter 1st Q 2020 -24.28%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Microcap® Growth Index | Average Annual Return, Label [Optional Text]		Russell Microcap® Growth Index
Russell Microcap® Growth Index | Average Annual Return, Percent			21.84%	2.81%	7.16%	7.82%
Russell Microcap® Growth Index | Performance Inception Date					Aug. 28, 2020
Russell Microcap® Index | Average Annual Return, Label [Optional Text]		Russell Microcap® Index
Russell Microcap® Index | Average Annual Return, Percent			22.98%	7.32%	11.56%	9.58%
Russell Microcap® Index | Performance Inception Date					Aug. 28, 2020
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	15.02%	14.82%
S&P 500® Index | Performance Inception Date					Aug. 28, 2020
Class A Shares | Average Annual Return, Percent			4.39%	0.52%		13.66%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			4.39%	0.52%		10.96%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.60%	0.40%		10.19%
Class C Shares | Average Annual Return, Percent	[1]		8.92%	0.97%	7.12%
Class C Shares | Performance Inception Date	[1]				Aug. 28, 2020
Class F Shares | Average Annual Return, Percent			11.01%	1.98%	8.18%
Class F Shares | Performance Inception Date					Aug. 28, 2020
Class I Shares | Average Annual Return, Percent			11.02%	1.98%		14.50%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Micro-Cap Growth Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	47.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Value Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2020 +21.77% Worst Quarter 1st Q 2020 -25.37%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Value Opportunities Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500™ Index | Average Annual Return, Label [Optional Text]		Russell 2500™ Index
Russell 2500™ Index | Average Annual Return, Percent			11.91%	7.26%	9.59%	10.40%
Russell 2500™ Index | Performance Inception Date					Apr. 04, 2017
Russell 2500™ Value Index | Average Annual Return, Label [Optional Text]		Russell 2500™ Value Index
Russell 2500™ Value Index | Average Annual Return, Percent			12.73%	10.02%	8.26%	9.72%
Russell 2500™ Value Index | Performance Inception Date					Apr. 04, 2017
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.86%	14.82%
S&P 500® Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			(5.19%)	4.54%		7.16%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			(6.51%)	2.86%		5.34%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			(2.14%)	3.43%		5.44%
Class C Shares | Average Annual Return, Percent	[1]		(1.03%)	5.00%		7.00%
Class F Shares | Average Annual Return, Percent			0.75%	5.95%		7.97%
Class F3 Shares | Average Annual Return, Percent			0.92%	6.15%	7.41%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			0.89%	6.06%		8.07%
Class P Shares | Average Annual Return, Percent			0.40%	5.57%		7.58%
Class R2 Shares | Average Annual Return, Percent			0.26%	5.42%		7.44%
Class R3 Shares | Average Annual Return, Percent			0.37%	5.53%		7.54%
Class R4 Shares | Average Annual Return, Percent			0.64%	5.80%		7.80%
Class R5 Shares | Average Annual Return, Percent			0.89%	6.06%		8.07%
Class R6 Shares | Average Annual Return, Percent			0.92%	6.16%		8.17%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Value Opportunities Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.77%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020